Submission	Aug. 12, 2026
Submission [Line Items]
Central Index Key	0001827401
Registrant Name	BRIGHT MINDS BIOSCIENCES INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES